Equity reserves and long-term incentive plan awards - disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) Share $ / shares	Dec. 31, 2022 CAD ($) Share $ / shares
Disclosure of reserves within equity [abstract]
Number of options granted | Share	4,574,000	4,790,000
Weighted average exercise price | $ / shares	$ 0.85	$ 0.66
Weighted average risk-free interest rate	3.49%	2.71%
Weighted average volatility	58.00%	57.94%
Weighted average Black-Scholes value | $	$ 0.32	$ 0.24